Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8.
Commitments and Contingencies

The Bank is involved in various claims and legal proceedings. These cases are, in the opinion of management, ordinary, routine matters incidental to the normal business conducted by the Bank. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material effect on the financial position of the Bank.

The Bank’s financial statements do not reflect various outstanding commitments and contingent liabilities which arise in the normal course of business and which involve elements of credit risk, interest rate risk and liquidity risk. These commitments and contingent liabilities are commitments to extend credit and standby letters of credit. Commitments to extend credit, consisting primarily of commercial lines-of-credit, revolving credit lines and overdraft protection agreements, include exposure to credit loss in the event of nonperformance of the customer. The Bank’s credit policies and procedures for credit commitments and financial guarantees are the same as those for extensions of credit that are recorded in the balance sheets. Because these instruments have fixed maturity dates, and because many of them expire without being drawn upon, they do not generally present any significant liquidity risk to the Bank. The Bank was not required to perform on any financial guarantees nor did it incur any losses on its commitments for the periods ended June 30, 2024 and December 31, 2023.

Commitments outstanding were as follows:

	June 30, 2024	December 31, 2023
Residential construction	$22,924	$14,368
Commercial construction	16,651	$9,972
Revolving lines of credit and other	169,409	158,861
	$208,984	$183,201

The Bank estimates expected credit losses over the contractual period in which the Bank is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Bank. A reserve for unfunded commitments is recorded within other liabilities on the balance sheets, and the related provision is recorded in other general expenses on the statements of operations. The reserve for unfunded commitments was $120 thousand and $80 thousand at June 30, 2024 and December 31, 2023, respectively.